Fees Summary	Jul. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 348,106,500.00
Previously Paid Amount	0.00
Total Fee Amount	51,380.52
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 51,380.52
Narrative - Max Aggregate Offering Price	$ 348,106,500.00
Final Prospectus	true